Investments (Detail) - BRL BRL in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investment [Line Items]
Investments	BRL 154,890	BRL 148,411	BRL 173,640
Joint Arrangements
Investment [Line Items]
Investments	63,837	74,803
Investments
Investment [Line Items]
Investments	39,003	21,558
Tax Incentives, net allowances for loss
Investment [Line Items]
Investments	31,579	31,579
Other Investment
Investment [Line Items]
Investments	BRL 20,471	BRL 20,471